Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Detail) $ in Millions	Jun. 22, 2023 USD ($)
Zenyaku Kogyo Co., Ltd
Disclosure of transactions between related parties [line items]
Consideration received	$ 12